BORROWINGS AND FINANCE LEASES (Tables)	6 Months Ended
Jun. 29, 2018
Financial Instruments [Abstract]
Disclosure of borrowings
The following table summarises the Group’s borrowings as at the dates presented:

	29 June 2018	31 December 2017
	€ million	€ million
Non-current:
€350 million 2.00% Notes 2019	348	348
US$525 million 3.50% Notes 2020	447	436
US$250 million 3.25% Notes 2021	212	206
US$300 million 4.50% Notes 2021	256	249
€350 million Floating Rate Note 2021	350	351
€700 million 0.75% Notes 2022	697	697
€350 million 2.63% Notes 2023	347	348
€500 million 1.13% Notes 2024	495	495
€350 million 2.38% Notes 2025	346	347
€250 million 2.75% Notes 2026	248	248
€500 million 1.75% Notes 2028	492	492
€500 million 1.88% Notes 2030	495	496
€1 billion term loan 2018-2021	499	698
Finance lease obligations(A)	57	63
Total non-current borrowings	5,289	5,474

Current:
€1 billion term loan 2018-2021(D)	200	—
EUR commercial paper(B)	95	250
USD commercial paper(C)	77	—
Finance lease obligations(A)	23	24
Total current borrowings	395	274

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(A)	These amounts represent the present values of the Group’s minimum finance lease obligations.

(B)	As of 29 June 2018, the Group had €95 million of EUR denominated commercial paper outstanding, due July 2018.